Operations (Tables) - Movidesk Ltda. – Movidesk	12 Months Ended
Dec. 31, 2023
Business combinations
Schedule of consideration transferred and purchase price allocation

The goodwill arising from the acquisition has been recognized as follows:

Movidesk
May 2, 2022
Consideration transferred	485,115
Other net liabilities, including PPE and cash	(3,367)
Intangible assets –– Digital platform	229,705
Intangible assets –– Customer portfolio	12,594
Total net assets acquired at fair value	238,932
Net assets attributable to NCI	(67)
Goodwill	246,250

Schedule of valuation techniques

The fair value of Movidesk’s intangible assets (digital platform, customer portfolio and non-compete) has been measured by valuation techniques that are summarized below.

Assets acquired	Valuation technique
Intangible assets – Allocation of the customer portfolio and digital platform

The MPEEM methodology (Multi Period Excess Earnings Method) is mostly used to measure the value of primary assets or most important assets of a company. According to that method, in determining fair values, the cash flows attributable to all other assets are subtracted through a contributory asset charge (CAC). The MPEEM method assumes that the fair value of an intangible asset is the same as the present value of the cash flows attributable to that asset, less the contribution of other assets, both tangible and intangible ones.